Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of intangible assets [Abstract]
Copyrights of online education academy courses	$ 19,198,770	$ 14,453,243
Less: Accumulated amortization	(4,535,698)	(2,180,917)
Carrying amount	$ 14,663,072	$ 12,272,326